Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets [abstract]
Intangible assets

10. Intangible assets

Intangible assets as at June 30, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2024, and June 30, 2025	6,314,571

Accumulated amortization	$
As at December 31, 2024	1,380,700
Amortization	208,601
As at June 30, 2025	1,589,301

Net book value
As at June 30, 2025	4,725,270
As at December 31, 2024	4,933,871

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.